Schedule of bank loans (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
IfrsStatementLineItems [Line Items]
Bank loans repayable	$ 8,005,681	$ 62,185,724	$ 70,204,982
Bank loans	9,035,479	70,184,889	77,754,259
Later than one year [member]
IfrsStatementLineItems [Line Items]
Bank loans repayable	1,029,798	7,999,165	7,549,277
Second to fifth years [Member]
IfrsStatementLineItems [Line Items]
Bank loans repayable	4,466,286	34,692,766	33,115,679
Later than five years [member]
IfrsStatementLineItems [Line Items]
Bank loans repayable	$ 3,539,395	$ 27,492,958	$ 37,089,303